Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings	$ 236,936	$ 144,691
Depreciation and amortization	221,602	202,536
Loss on disposal of operations	0	2,282
Gains attributable to mortgage servicing rights	(15,363)	(17,722)
Gains attributable to the fair value of mortgage premiums and origination fees	(13,000)	(16,335)
Deferred tax	(30,538)	(9,924)
Equity earnings from non-consolidated investments	(7,270)	(5,078)
Stock option expense (note 19)	46,041	27,087
Amortization of advisor loans	41,163	33,844
Contingent consideration (note 6)	(53,739)	32,948
Other	18,386	23,649
Increase in accounts receivable, prepaid expenses and other assets	(209,951)	(203,727)
Increase in accounts payable, accrued expenses and other liabilities	16,054	9,036
Increase (decrease) in accrued compensation	63,173	(70,395)
Contingent acquisition consideration paid	(3,357)	(39,115)
Proceeds received on sale of mortgage loans	1,011,173	1,138,535
Principal funded on originated mortgage loans	(900,174)	(1,262,361)
Increase (decrease) in mortgage warehouse credit facilities	(96,138)	144,493
Sales to AR Facility, net (note 14)	1,011	31,217
Net cash provided by operating activities	326,009	165,661
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(517,176)	(60,343)
Purchases of fixed assets	(65,085)	(84,524)
Advisor loans issued	(58,377)	(75,243)
Purchases of warehouse fund assets	(319,250)	(122,604)
Proceeds from disposal of warehouse fund assets	76,438	74,627
Equity co-investment contributions, net (note 15)	(20,549)	(4,535)
Collections of AR facility deferred purchase price (note 14)	137,581	124,313
Other investing activities	(16,684)	14,326
Net cash used in investing activities	(783,102)	(133,983)
Financing activities
Increase in long-term debt	1,938,806	924,980
Repayment of long-term debt	(1,717,233)	(832,934)
Issuance of subordinate voting shares (note 18)	286,924	0
Purchases of non-controlling interests' subsidiary shares, net	(11,068)	(32,661)
Contingent acquisition consideration paid	(111)	(17,415)
Proceeds received on exercise of stock options	45,089	42,058
Dividends paid to common shareholders	(14,674)	(13,517)
Distributions paid to non-controlling interests	(71,618)	(77,400)
Other financing activities	(3,903)	(917)
Net cash provided by (used in) financing activities	452,212	(7,806)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,787	(3,839)
Net change in cash, cash equivalents and restricted cash	(1,094)	20,033
Cash, cash equivalents and restricted cash, beginning of year	219,075	199,042
Cash, cash equivalents and restricted cash, end of year	$ 217,981	$ 219,075